CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	$ 1,072,579	$ 1,081,642	$ 1,142,004	$ 949,327
Argentina, Pesos
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	16,579	17,786
Brazil, Brazil Real
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	197,354	131,760
Chile, Pesos
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	50,521	415,713
Colombia, Pesos
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	48,191	10,843
Euro Member Countries, Euro
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	21,927	20,339
United States of America, Dollars
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	667,785	394,215
Other Currency
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	$ 70,222	$ 90,986